Components of Accrued Expenses and Other Payables (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Purchased software USD ($)	Dec. 31, 2012 Purchased software CNY	Dec. 31, 2011 Purchased software CNY	Dec. 31, 2012 Network Use Right USD ($)	Dec. 31, 2012 Network Use Right CNY
Accrued Expenses and Other Current Liabilities [Line Items]
Payroll and welfare payable	$ 3,756	23,395	20,486
Business and other taxes payable	8,406	52,368	58,640
Payables for office supplies and utilities	390	2,424	2,248
Payables for the purchase of property and equipment	8,131	50,648	33,273
Payable for purchase of intangible assets				50	307	426	3,191	19,881
Accrued service fees	1,966	12,248	5,316
Others	1,000	6,227	3,937
Accrued Liabilities and Other Liabilities	$ 26,890	167,498	124,326